ASSOCIATES AND JOINT ARRANGEMENTS (Details) $ in Thousands			12 Months Ended
	Oct. 13, 2016 ARS ($)	Dec. 17, 2013 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	[1]	Dec. 31, 2016 ARS ($)	[1]
Information about associates and arrangements [Abstract]
Purchase of fixed assets			$ 8,123,664	$ 1,941,265		$ 1,017,590
UT [Member]
Information about associates and arrangements [Abstract]
Maximum execution period of the UT works			365 days
Guarantee period from the provisional reception of the UT Works			18 months
Link [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			49.00%
Link [Member] | Dinarel S.A. [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			51.00%
TGU [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			49.00%
TGU [Member] | Pampa Energia [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			51.00%
EGS [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			49.00%
Purchase of fixed assets		$ 350,000
Distribution of dividend in kind	$ 8,679
EGS [Member] | TGU [Member]
Information about associates and arrangements [Abstract]
Percentage of ownership			51.00%

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)